4. Film and Television Costs, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Film And Television Costs Net
Film and Television Costs, net

Note 5: Film and Television Costs, Net

As of September 30, 2019, the Company had net Film and Television Costs of $9,450,233, compared to $8,166,131 at December 31, 2018. The increase relates primarily to the production and development of Rainbow Rangers season 2 and Llama Llama Season 2, offset by the amortization of film costs associated with the revenue recognized for Thomas Edison’s Secret Lab, Llama Llama Seasons 1 and 2, and Rainbow Rangers season 1.

During the three months ended September 30, 2019 and 2018, the Company recorded Film and Television Cost amortization expense of $1,285,237 and $268,425, respectively. During the nine months ended September 30, 2019 and 2018, the Company recorded Film and Television Cost amortization expense of $1,907,222 and $1,033,392, respectively.

The following table highlights the activity in Film and Television Costs of September 30, 2019, and December 31, 2018:

Total
Film and Television Costs, Net as of December 31, 2017	$2,777,088
Cumulative Effect of Adoption of ASC 606	(219,472)
Additions to Film and Television Costs	6,644,728
Capitalized Interest	43,510
Film Amortization Expense	(1,079,723)
Film and Television Costs, Net as of December 31, 2018	8,166,131
Additions to Film and Television Costs	3,140,559
Capitalized Interest	50,765
Film Amortization Expense	(1,907,222)
Film and Television Costs, Net as of September 30, 2019	$9,450,233

Note 4: Film and Television Costs, Net

As of December 31, 2018, the Company had net Film and Television Costs of $8,166,131 compared to $2,777,088 at December 31, 2017. The increase relates primarily to the production and development of Rainbow Rangers Season 1 and Llama Llama Season 2 offset by the amortization of film costs associated with the revenue recognized for Space Pop, Thomas Edison's Secret Lab, and Llama Llama Season 1 and Rainbow Rangers.

During the years ended December 31, 2018 and December 31, 2017, the Company recorded Film and Television Cost amortization expense of $1,079,723 and $2,534,835, respectively.

The following table highlights the activity in Film and Television Costs as of December 31, 2018 and 2017:

Total

Film and Television Costs, Net as of December 31, 2016	$2,260,964
Additions to Film and Television Costs	2,863,076
Capitalized Interest	187,883
Film Amortization Expense	(2,534,835)
Film and Television Costs, Net as of December 31, 2017	2,777,088
Cumulative Effect of Adoption of ASC 606	(219,472)
Additions to Film and Television Costs	6,644,728
Capitalized Interest	43,510
Film Amortization Expense	(1,079,723)
Film and Television Costs, Net as of December 31, 2018	$8,166,131